EMPLOYEE BENEFIT PLAN (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EMPLOYEE BENEFIT PLAN
Contributions for employee benefits	¥ 79.7	¥ 54.2	¥ 19.8